Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,600,000
Total Fee Amount	8,368.86
Total Offset Amount	0
Net Fee	$ 8,368.86
Offset Table N/A	N/A